GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 29, 2013 Successor [Member] Parent Company (Guarantor)	Mar. 29, 2013 Successor [Member] Subsidiary Issuer	Mar. 29, 2013 Successor [Member] Guarantor Subsidiaries		Mar. 29, 2013 Successor [Member] Consolidating Adjustments	Mar. 30, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member] Parent Company (Guarantor)	Mar. 30, 2012 Predecessor [Member] Subsidiary Issuer	Mar. 30, 2012 Predecessor [Member] Guarantor Subsidiaries		Mar. 30, 2012 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	$ 380,753	$ 0	$ 321,294	$ 59,459		$ 0	$ 313,582	$ 0	$ 313,582	$ 0		$ 0
Cost of sales	249,057	0	204,067	44,990	[1]	0	197,971	0	197,971	0	[1]	0
Gross profit	131,696	0	117,227	14,469	[1]	0	115,611	0	115,611	0	[1]	0
Operating Expenses:
Selling, general and administrative expenses	109,180	30	101,446	7,482	[1]	222	91,517	0	96,215	1	[1]	(4,699)
Depreciation and amortization	12,358	0	6,719	425		5,214	6,308	0	6,308	0	[1]	0
Merger related expenses	783	10	773	0	[1]	0	0
Other operating income							0	0	0	(4,699)	[1]	4,699
Operating income	9,375	(40)	8,289	6,562	[1]	(5,436)	17,786	0	13,088	4,698	[1]	0
Equity earnings of subsidiaries	0	(1,184)	(4,771)	0		5,955	0	(7,465)	(3,586)	0		11,051
Interest and other (expense) income, net	(15,294)	(9,617)	(7,470)	850	[1]	943	(5,454)	0	(6,358)	904	[1]	0
(Loss) income before income taxes	(5,919)	(8,473)	5,590	7,412	[1]	(10,448)	12,332	7,465	10,316	5,602	[1]	(11,051)
Income tax (benefit) provision	(4,439)	(6,993)	(87)	2,641	[1]	0	4,867	0	2,851	2,016	[1]	0
Net (loss) income	(1,480)	(1,480)	5,677	4,771	[1]	(10,448)	7,465	7,465	7,465	3,586	[1]	(11,051)
Preferred stock dividends							0	0	(34,874)	0	[1]	34,874
Net income (loss) attributable to common stockholders	(1,480)						7,465	7,465	(27,409)	3,586	[1]	23,823
Other comprehensive loss	(154)	(154)	(154)	0	[1]	154	147	0	147	0	[1]	0
Comprehensive (loss) income	$ (1,634)	$ (1,634)	$ 5,523	$ 4,771	[1]	$ (10,294)	$ 7,612	$ 7,465	$ (27,262)	$ 3,586	[1]	$ 23,823

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.